Document and Entity Information Document	Mar. 14, 2022	Aug. 12, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 14, 2022
Entity Registrant Name		APYX MEDICAL CORP
Entity Address, Address Line One		5115 Ulmerton Road
Entity Address, City or Town		Clearwater
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33760
City Area Code		727
Local Phone Number		384-2323
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity File Number		0-12183
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		11-2644611
Title of 12(b) Security		Class A common stock
Trading Symbol		APYX
Security Exchange Name		NASDAQ
Entity Central Index Key		0000719135
Amendment Flag		false
Document Information [Line Items]
Document Period End Date	Mar. 14, 2022